First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments
October 31, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS – 97.7%
	Arizona – 4.4%
$780,000	AZ St Indl Dev Auth Edu Rev Academics of Math & Science Proj (a)	5.00%	07/01/39	$835,988
750,000	AZ St Indl Dev Auth Edu Rev Doral Academy NV Fire Mesa & Red Rock Campus Proj, Ser A (a)	5.00%	07/15/39	822,263
400,000	AZ St Indl Dev Auth Edu Rev Lone Mountain Campus Proj, Ser A (a)	5.00%	12/15/39	419,776
1,255,000	AZ St Indl Dev Auth Edu Rev Ref Basis Sch Projs, Ser D (a)	4.00%	07/01/27	1,305,162
500,000	AZ St Indl Dev Auth Edu Rev, Ser A (a)	5.00%	07/15/40	546,920
1,000,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Ref Legacy Traditional Schs Proj Auth, Ser B (a)	4.00%	07/01/29	1,042,760
100,000	Phoenix AZ Indl Dev Auth Student Hsg Rev Ref Downtown Phoenix Student Hsg LLC AZ St Univ Proj, Ser A	5.00%	07/01/27	110,591
205,000	Pima Cnty AZ Indl Dev Auth Edu Rev Fac American Leadership Academy Proj (a)	4.00%	06/15/22	206,611
				5,290,071
	California – 4.3%
450,000	CA St Muni Fin Auth Chrt Sch Rev, Ser A (a)	5.50%	06/01/38	483,430
205,000	CA St Muni Fin Auth Rev Ref Eisenhower Med Ctr, Ser A	5.00%	07/01/32	240,613
250,000	CA St Poll Control Fin Auth Sol Wst Disp Rev Rialto Bioenergy Fac LLC Proj Green Bond, AMT (a)	6.75%	12/01/28	242,883
1,000,000	CA St Poll Control Fin Auth Sol Wst Disp Rev Rialto Bioenergy Fac LLC Proj Green Bond, AMT (a)	7.50%	12/01/40	968,740
750,000	CA St Poll Control Fin Auth Wtr Furnishing Rev, AMT (a)	5.00%	07/01/37	781,170
415,000	CA St Stwd Cmntys Dev Auth Clg Hsg Rev NCCD Hooper Street LLC CA Clg of the Arts Projs (a)	5.25%	07/01/39	402,110
550,000	CA Stwd Cmntys Dev Auth Rev Loma Linda Univ Med Ctr, Ser A (a)	5.00%	12/01/33	627,610
300,000	Morongo Band of Mission Indians CA Rev Ref, Ser B (a)	5.00%	10/01/42	327,387
1,000,000	Tobacco Securitization Auth Nthrn CA Tobacco Settlement Rev Asset Bkd Bds, Ser A-1	5.38%	06/01/38	1,003,520
				5,077,463
	Colorado – 11.8%
735,000	Broadway Station Met Dist No 2 CO, Ser A	5.00%	12/01/35	771,794
150,000	CO Eductnl & Cultural Auth Rev Ref West Ridge Academy Chrt Sch Proj, Ser A	5.00%	06/01/27	168,429
1,000,000	CO St Eductnl & Cultural Facs Auth Rev Ref & Impt Chrt Sch Univ Lab Bldg Corp	5.00%	12/15/45	1,070,150
850,000	CO St Hlth Facs Auth Hosp Rev Ref Commonspirit Hlth, Ser A-1	4.00%	08/01/38	953,232
625,000	CO St Hlth Facs Auth Hosp Rev Sr Living Ralston Creek Arvada Proj, Ser A	5.25%	11/01/32	507,750
1,000,000	Denver City & Cnty CO Arpt Rev, Ser A, AMT	5.00%	11/15/20	1,001,520
500,000	Denver CO Intl Business Ctr CO Met Dist #1 Subordinate, Ser B	6.00%	12/01/48	520,225
765,000	Fourth Street Crossing Business Impt Dist CO Sr, Ser A (a)	5.13%	12/01/38	781,623
900,000	Hunters Overlook Metro Dist #5 CO Sr Bonds, Ser A	5.00%	12/01/39	935,370
500,000	Independence Met Dist #3 CO, Ser A	6.25%	12/01/49	526,265
575,000	Jefferson Center CO Met Dist #1 Spl Rev, Ser A-2	4.13%	12/01/40	583,792
875,000	Lanterns Met Dist #1 CO, Ser A	5.00%	12/01/39	905,572
1,000,000	Painted Prairie Pub Impt Auth CO	4.00%	12/01/29	1,024,770
500,000	Park Creek CO Met Dist Rev Ref Sr Ltd Property Tax Supported, Ser A	5.00%	12/01/34	584,185
900,000	Prairie Ctr Met Dist #7 CO	4.13%	12/15/36	906,147
560,000	Stc Met Dist #2 CO Ref, Ser A	3.00%	12/01/25	546,034
1,000,000	Stc Met Dist #2 CO Ref, Ser A	5.00%	12/01/38	1,026,300

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
October 31, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Colorado (Continued)
$500,000	Trails at Crowfoot Met Dist #3 CO Sr Series, Ser A	5.00%	12/01/39	$511,870
740,000	Willow Bend Met Dist CO Sr, Ser A	5.00%	12/01/39	761,934
				14,086,962
	Connecticut – 3.6%
250,000	Bridgeport CT, Ser A, BAM	5.00%	02/01/31	311,205
540,000	CT St Hlth & Eductnl Facs Auth Rev Mclean Issue, Ser A (a)	5.00%	01/01/55	567,427
250,000	CT St Hlth & Eductnl Facs Auth Rev Quinnipiac Univ Ref, Ser M	5.00%	07/01/36	288,735
250,000	CT St Hlth & Eductnl Facs Auth Rev Ref Quinnipiac Univ, Ser L	5.00%	07/01/31	286,500
1,500,000	Harbor Point CT Infrastructure Impt Dist Spl Oblig Rev Ref Harbor Point Proj Ltd (a)	5.00%	04/01/39	1,609,455
1,000,000	Univ Of Connecticut CT, Ser A	5.00%	11/01/35	1,234,210
				4,297,532
	Delaware – 0.5%
562,000	Millsboro DE Spl Oblig Ref Plantation Lakes Spl Dev Dist (a)	5.00%	07/01/28	585,851
	Florida – 6.8%
300,000	Capital Region FL Cdd Rev Ref Capital Impt, Ser A-1	4.13%	05/01/23	303,531
200,000	Capital Trust Agy FL Eductnl Facs Rev Liza Jackson Preparatory Sch Inc Proj, Ser A	4.00%	08/01/30	224,650
300,000	Capital Trust Agy FL Eductnl Facs Rev Liza Jackson Preparatory Sch Inc Proj, Ser A	5.00%	08/01/40	345,966
140,000	Capital Trust Agy FL Eductnl Facs Rev Viera Chrt Schs Inc Proj, Ser A (a)	5.00%	10/15/37	146,002
650,000	Coco Palms FL CDD Spl Assmnt	4.50%	05/01/32	698,971
1,000,000	Hills Minneola Cmnty Dev Dist FL Spl Assmnt Rev South Parcel Assmnt Area (a)	4.00%	05/01/40	1,024,580
85,000	Miami-Dade Cnty FL Eductnl Facs Auth Rev Ref Univ Miami, Ser A	5.00%	04/01/31	96,268
200,000	North Park Isle Cmnty Dev Dist FL Spl Assmnt Rev Assmnt Area One	4.50%	05/01/40	207,970
210,000	Orange Cnty FL Hlth Facs Auth Rev Ref Orlando Hlth Inc, Ser A	5.00%	10/01/36	247,292
465,000	Parkland Preserve Cdd FL Spl Assmnt Rev, Ser A	5.25%	05/01/39	506,706
1,500,000	Polk Cnty FL Indl Dev Auth Mineral Dev LLC Secondary Phosphate Tailings Recovery Proj (a)	5.88%	01/01/33	1,504,215
250,000	SE Overtown Park W Cmnty Redev Agy FL Tax, Ser A-1 (a)	5.00%	03/01/30	276,840
1,000,000	Seminole Cnty FL Indl Dev Auth Ref Legacy Pointe at UCF Proj, Ser A	5.00%	11/15/29	978,660
500,000	Shell Point Cmnty Dev Dist FL Spl Assmnt (a)	5.25%	11/01/39	547,200
255,000	Trout Creek Cdd FL Capital Impt Rev (b)	5.38%	05/01/38	280,413
240,000	Villamar Cdd FL Spl Assmnt (b)	4.00%	05/01/29	248,494
440,000	W Vlgs FL Impt Dist Spl Assmt Unit Dev #7 Master Infrastructure	4.25%	05/01/29	468,565
				8,106,323
	Georgia – 1.8%
1,000,000	Atlanta GA Arpt Passenger Fac Charge Rev Arpt Rev Subordinate, Ser D, AMT	4.00%	07/01/38	1,127,360
55,000	Fulton Cnty GA Rsdl Care Facs Elderly Auth Retmnt Fac Rev Ref Lenbrook Sq Fdtn Inc	5.00%	07/01/31	58,932
500,000	Fulton Cnty GA Rsdl Care Facs Elderly Auth Retmnt Fac Rev Ref Lenbrook Sq Fdtn Inc	5.00%	07/01/42	524,305
400,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A	5.00%	05/15/30	493,864
				2,204,461

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
October 31, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Guam – 0.9%
$250,000	Guam Govt Business Privilege Tax Rev Ref, Ser-D	5.00%	11/15/35	$276,903
235,000	Guam Govt Business Privilege Tax Rev, Ser B-1	5.00%	01/01/37	241,293
500,000	Guam Govt Wtrwks Auth Wtr & Wstwtr Sys Rev, Ser A	5.00%	01/01/50	598,335
				1,116,531
	Idaho – 0.2%
290,000	ID St Hlth Facs Auth Rev Ref Vly Vista Care Corp, Ser A	4.00%	11/15/27	280,497
	Illinois – 7.6%
275,000	Chicago IL Brd of Edu Cap Apprec Sch Reform, Ser B-1, NATL-RE	(c)	12/01/22	262,248
300,000	Chicago IL Brd of Edu Ref Dedicated, Ser C	5.00%	12/01/30	330,126
870,000	Chicago IL Brd of Edu Ref, Ser F	5.00%	12/01/31	870,957
100,000	Chicago IL Brd of Edu, Ser A	5.50%	12/01/39	101,342
400,000	Chicago IL O’Hare Intl Arpt Rev Ref Sr Lien, Ser A, AMT	5.00%	01/01/37	479,944
400,000	Chicago IL Ref 2003B	5.25%	01/01/29	417,872
20,000	Chicago IL Ref, Ser C	5.00%	01/01/25	20,336
415,000	Chicago IL Ref, Ser C, CABS	(c)	01/01/25	362,345
450,000	Hillside IL Tax Incr Rev Ref	5.00%	01/01/24	459,198
100,000	IL St	5.00%	04/01/24	107,431
500,000	IL St	5.50%	05/01/26	557,365
200,000	IL St	5.00%	06/01/27	216,572
250,000	IL St Fin Auth Chrt Sch Rev Ref & Impt Chicago Intl Chrt Sch Proj	5.00%	12/01/30	279,158
250,000	IL St Fin Auth Chrt Sch Rev Ref & Impt Chicago Intl Chrt Sch Proj	5.00%	12/01/31	277,780
15,000	IL St Fin Auth Rev Ref Lifespace Cmntys, Ser A	5.00%	05/15/24	16,208
100,000	IL St Fin Auth Student Hsg & Academic Fac Rev Chf Chicago LLC Univ IL Chicago Proj, Ser A	5.00%	02/15/26	101,991
300,000	IL St Fin Auth Student Hsg & Academic Fac Rev Chf Chicago LLC Univ IL Chicago Proj, Ser A	5.00%	02/15/27	304,989
145,000	IL St Fin Auth Student Hsg & Academic Fac Rev Chf Chicago LLC Univ IL Chicago Proj, Ser A	5.00%	02/15/28	146,736
1,925,000	IL St, Ser C	5.00%	11/01/29	2,059,615
650,000	IL St, Ser D	5.00%	11/01/24	695,610
500,000	Morton Grove IL Tax Incr Rev Sawmill Station Redev Proj	4.25%	01/01/29	483,880
500,000	Morton Grove IL Tax Incr Rev Sawmill Station Redev Proj	5.00%	01/01/39	476,445
				9,028,148
	Indiana – 4.1%
1,370,000	Anderson IN Mf Rev Sweet Galilee at the Wigwam Proj, Ser A	5.38%	01/01/40	1,383,864
1,000,000	Evansville IN Mf Hsg Rev Silver Birch Evansville Proj	5.45%	01/01/38	990,030
250,000	Fort Wayne IN Mf Hsg Rev Silver Birch at Cook Road (a)	5.30%	01/01/32	251,600
665,000	IN St Fin Auth Hosp Rev Goshen Hlth, Ser A	4.00%	11/01/37	745,432
200,000	IN St Fin Auth Rev Eductnl Facs Rock Creek Cmnty Academy Proj, Ser A (d)	5.25%	07/01/28	215,798
600,000	Plainfield IN Mf Hsg Rev Glasswater Creek Proj	5.38%	09/01/38	601,848
700,000	Terre Haute IN Mf Hsg Rev Silver Birch of Terre Haute Proj	5.10%	01/01/32	691,747
				4,880,319
	Iowa – 0.1%
95,000	IA St Fin Auth Rev Lifespace Cmntys Inc, Ser A	5.00%	05/15/32	103,106
	Kansas – 1.1%
1,325,000	Goddard KS Sales Tax Spl Oblg Rev Ref Olympic Park Star Bond Proj	3.60%	06/01/30	1,301,773

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
October 31, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Kentucky – 0.7%
$750,000	KY St Pub Energy Auth Gas Sply Rev Gas Sply, Ser B (Mandatory put 01/01/25)	4.00%	01/01/49	$836,265
	Louisiana – 2.6%
200,000	Monroe LA Wtr Rev, BAM	5.00%	11/01/32	251,812
900,000	New Orleans LA Aviation Brd Gen Arpt N Term, Ser B, AMT	5.00%	01/01/30	1,054,836
1,000,000	Saint James Parish LA Rev NuStar Logistics LP Proj Remk, Ser 2010 (a)	6.35%	07/01/40	1,185,420
500,000	Saint James Parish LA Rev Variable NuStar Logistics LP Proj Remk, Ser 2010B (Mandatory put 06/01/30) (a)	6.10%	12/01/40	589,390
				3,081,458
	Maryland – 1.5%
175,000	Baltimore MD Spl Oblig Ref Sr Lien Harbor Point Proj, Ser A (a)	2.95%	06/01/27	173,343
185,000	Baltimore MD Spl Oblig Ref Sr Lien Harbor Point Proj, Ser A (a)	3.05%	06/01/28	181,189
200,000	Baltimore MD Spl Oblig Ref Sr Lien Harbor Point Proj, Ser A (a)	3.15%	06/01/29	195,720
190,000	Baltimore MD Spl Oblig Ref Sr Lien Harbor Point Proj, Ser A (a)	3.20%	06/01/30	184,788
1,000,000	Frederick Cnty MD Tax Incr & Spl Tax Ref Jefferson Technology Park Proj, Ser B (a)	4.63%	07/01/43	1,002,630
				1,737,670
	Massachusetts – 1.6%
1,000,000	MA St Bay Transprtn Auth Sales Tax Rev Ref Sr, Ser B	5.25%	07/01/30	1,326,000
500,000	MA St Dev Fin Agy Rev Linden Ponds Inc Fac (a)	5.00%	11/15/28	552,580
				1,878,580
	Michigan – 0.3%
300,000	Detroit MI Downtown Dev Auth Tax Incr Rev Ref Catalyst Dev Proj, Ser A, AGM	5.00%	07/01/31	340,131
	Minnesota – 0.6%
350,000	Duluth MN Indep Sch Dist #709 Cops Ref, Ser B	5.00%	02/01/28	441,728
150,000	Minneapolis MN Student Hsg Rev Riverton Cmnty Hsg Proj (a)	3.80%	08/01/27	150,532
105,000	Saint Paul MN Hsg & Redev Auth Chrt Sch Lease Rev Ref, Ser A	5.00%	12/01/30	114,865
				707,125
	Missouri – 0.1%
80,000	MO St Hlth & Eductnl Facs Auth Lutheran Sr Svcs	5.00%	02/01/35	85,676
10,000	MO St Hlth & Eductnl Facs Auth Med Research Lutheran Svcs, Ser A	5.00%	02/01/29	11,326
				97,002
	Nevada – 1.8%
315,000	Carson City NV Hosp Rev Ref Carson Tahoe Regl Med Ctr, Ser A	5.00%	09/01/25	368,144
210,000	North Las Vegas NV Local Impt Valley Vista Spl Impt Dist #64	4.00%	06/01/29	211,873
500,000	NV Dept Of Business & Industry NV Doral Academy, Ser A (a)	5.00%	07/15/37	536,700
1,000,000	Sparks NV Tourism Impt Dist #1 Rev Ref Sales Tax Sr, Ser A (a)	2.75%	06/15/28	976,400
				2,093,117
	New Hampshire – 1.3%
1,000,000	National Fin Auth NH Rev Ref Green Bond, Ser B, AMT (Mandatory put 07/02/40) (a)	3.75%	07/01/45	987,620
500,000	NH St Hlth & Edu Facs Auth Rev Ref Sthrn NH Med Ctr	5.00%	10/01/37	572,340
				1,559,960

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
October 31, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	New Jersey – 2.7%
$100,000	NJ St Econ Dev Auth Spl Fac Rev Ref Port Newark Container Terminal LLC Proj, AMT	5.00%	10/01/25	$111,338
850,000	NJ St Transprtn Trust Fund Auth Cap Apprec Transprtn Sys, Ser C, AMBAC	(c)	12/15/25	755,497
500,000	NJ St Transprtn Trust Fund Auth Ref Transprtn Sys, Ser A	5.00%	12/15/30	582,085
1,000,000	Tobacco Settlement Fing Corp NJ Ref Sub, Ser B	5.00%	06/01/46	1,131,750
500,000	Tobacco Settlement Fing Corp NJ Ref, Ser A	5.00%	06/01/27	623,100
				3,203,770
	New York – 5.4%
1,250,000	Met Transprtn Auth NY Rev Transprtn, Ser A-2S, BANS	4.00%	02/01/22	1,249,188
1,000,000	NY St Transprtn Dev Corpspl Fac Rev Delta Air Lines Inc Laguardia Arpt Terminals C&D Redev, AMT	5.00%	10/01/35	1,092,250
1,000,000	NY St Transprtn Dev Corpspl Fac Rev Ref John F. Kennedy Intl Arpt Proj, AMT	5.25%	08/01/31	1,030,690
2,000,000	Tsasc Inc NY Tsasc Inc Rev Ref Turbo Sub, Ser B	5.00%	06/01/45	2,078,220
100,000	Westchester Co NY Local Dev Corp Rev Ref Miriam Osborn Memorial Home Assn Proj	5.00%	07/01/34	111,664
840,000	Yonkers NY Econ Dev Corp Eductnl Rev Chrt Sch Edu Excellence Proj, Ser A	5.00%	10/15/39	923,882
				6,485,894
	North Carolina – 1.9%
1,000,000	NC St Agric & Tech Univ Ref Gen, Ser A	5.00%	10/01/40	1,121,390
335,000	NC St Med Care Commn Hlth Care Facs Rev The Presbyterian Homes Obligated Grp, Ser A	4.00%	10/01/40	365,492
690,000	NC St Med Care Commn Retmnt Facs Rev Pennybyrn At Maryfield Proj, Ser A	5.00%	10/01/45	746,566
				2,233,448
	Ohio – 7.7%
750,000	Allen Cnty OH Hosp Facs Rev Ref Bon Secours Mercy Hlth Inc, Ser A	5.00%	12/01/35	957,135
3,000,000	Buckeye OH Tobacco Settlement Fing Auth Ref Sr, Class 2, Ser B-2	5.00%	06/01/55	3,212,010
415,000	Franklin Cnty OH Convention Facs Auth Hotel Proj Rev Grtr Columbus Convention Cntr Hotel Exp Proj	5.00%	12/01/32	420,167
750,000	OH St Air Quality Dev Auth Exempt Facs Rev AMG Vanadium Proj, AMT (a)	5.00%	07/01/49	764,737
1,200,000	OH St Air Quality Dev Auth Ref OH Vly Elec Corp Proj, Ser A	3.25%	09/01/29	1,212,588
1,000,000	OH St Hgr Eductnl Fac Commn Ref Rev Judson Oblig Grp 2020 Proj, Ser A	5.00%	12/01/45	1,081,350
1,500,000	Sthrn OH Port Exempt Fac Rev Purecycle Proj, Ser A, AMT (a)	7.00%	12/01/42	1,504,170
				9,152,157
	Oklahoma – 0.1%
150,000	OK St Dev Fin Auth Hlthsys Rev Ou Medicine Proj, Ser B	5.00%	08/15/26	176,511
	Oregon – 1.9%
290,000	Clackamas Cnty OR Hosp Fac Auth Rev Mary’s Woods at Marylhurst Inc Proj, Ser A	5.00%	05/15/26	312,463
500,000	Clackamas Cnty OR Hosp Fac Auth Rev Ref Rose Villa Proj, Ser A	5.13%	11/15/40	529,465
10,000	Multnomah Cnty OR Hosp Facs Auth Rev Ref Terwilliger Plaza	5.00%	12/01/20	10,021
1,150,000	OR St Facs Auth Rev Ref Samaritan Hlth Svcs Proj, Ser A	5.00%	10/01/40	1,397,952
				2,249,901

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
October 31, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Pennsylvania – 4.2%
$300,000	Allegheny Cnty PA Hosp Dev Auth Ref Allegheny Hlth Network Oblig Grp Issue, Ser A	5.00%	04/01/32	$363,990
1,780,000	Berks Cnty PA Muni Auth Univ Rev Alvernia Univ Proj	5.00%	10/01/39	1,777,277
100,000	Chester Cnty PA Indl Dev Auth Renaissance Academy Chrt Sch	5.00%	10/01/34	107,067
250,000	Lancaster Cnty PA Hosp Auth Healthcare Facs Rev Moravian Manors Inc Proj, Ser A	5.00%	06/15/28	270,185
515,000	Lancaster Cnty PA Hosp Auth Healthcare Facs Rev Moravian Manors Inc Proj, Ser A	5.00%	06/15/31	551,812
665,000	Northampton Cnty PA Gen Purpose Auth Clg Rev Ref Moravian Clg	5.00%	10/01/36	705,060
350,000	PA St Turnpike Commn Oil Franchise Tax Rev Ref Sub, Ser B	5.00%	12/01/30	423,650
10,000	PA St Turnpike Commn Turnpike Rev Ref Sub, Ser B	5.00%	06/01/39	11,597
215,000	Philadelphia PA Auth for Indl Dev Revs Kipp Philadelphia Chrt Sch Proj, Ser A	5.00%	04/01/36	225,148
500,000	Philadelphia PA Wtr & Wstwtr Rev, Ser A	5.00%	11/01/45	628,635
				5,064,421
	Puerto Rico – 1.7%
250,000	Puerto Rico Cmwlth Ref Pub Impt, Ser A, AGM	5.00%	07/01/35	261,900
1,559,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1	4.50%	07/01/34	1,632,273
177,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1, CABS	(c)	07/01/29	138,915
				2,033,088
	South Carolina – 1.2%
425,000	Berkeley Cnty SC Assmnt Rev Nexton Impt Dist	4.00%	11/01/30	431,039
230,000	Lancaster Cnty SC Assmnt Rev Ref Walnut Creek Impt Dist, Ser A-1	5.00%	12/01/31	237,786
580,000	SC St Jobs Econ Dev Auth Econ Dev Rev Woodlands at Furman Proj, Ser A	5.00%	11/15/42	596,588
135,000	SC St Jobs Econ Dev Auth Hlth Facs Rev Ref Lutheran Homes of SC Inc	5.00%	05/01/42	128,181
				1,393,594
	Tennessee – 1.6%
25,000	Chattanooga TN Hlth Eductnl & Hsg Fac Brd Rev Ref Student Hsg CDFI Phase I	5.00%	10/01/23	26,015
440,000	Met Govt Nashville & Davidson Cnty TN Hlth & Eductnl Fac Brd Ref Lipscomb Univ Proj, Ser A	5.00%	10/01/36	479,666
500,000	TN St Energy Acquisition Corp Gas Rev Proj, Ser A (Mandatory put 05/01/23)	4.00%	05/01/48	536,695
730,000	TN St Energy Acquisition Corp Gas Rev, Ser A	5.25%	09/01/26	894,622
				1,936,998
	Texas – 5.0%
50,000	Centrl TX Regl Mobility Auth Rev Ref Sub Lien	5.00%	01/01/33	54,933
420,000	Harris-Brazoria Cntys TX Muni Utility Dist #509, AGM	3.00%	09/01/32	433,385
1,250,000	Houston TX Arpt Sys Rev Ref United Airls Inc Terminal E Proj, Ser A, AMT	5.00%	07/01/27	1,310,712
250,000	Kyle TX Spl Assmnt Rev 6 Creeks Pid #1 (d)	4.13%	09/01/29	271,348
500,000	Kyle TX Spl Assmnt Rev 6 Creeks Pid #1 (a)	4.63%	09/01/39	545,515
375,000	La Vernia TX Hgr Edu Fin Corp Edu Rev Meridian World Sch (a)	4.35%	08/15/25	391,136
1,250,000	Lago Vista TX Spl Assmt Rev Ref Tessera On Lake Travis, Ser B (a)	4.88%	09/01/50	1,262,563

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
October 31, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Texas (Continued)
$445,000	Leander TX Spl Assmnt Rev Crystal Springs Pub Impt Dist Proj Accd Inv (d)	4.50%	09/01/28	$445,988
285,000	New Hope Cultural Edu Facs Fin Corp TX Retmnt Fac Rev Ref Longhorn Vlg Proj	5.00%	01/01/32	308,481
205,000	New Hope Cultural Edu Facs Fin Corp TX Retmnt Fac Rev Ref Wesleyan Homes Inc Proj Fin Corp	5.00%	01/01/39	208,977
500,000	New Hope Cultural Edu Facs Fin Corp TX Student Hsg Rev Chf TX A&M Univ Corpus Christi Island Campus Proj, Ser A (b)	5.00%	04/01/25	494,110
250,000	TX St Transprtn Commn Central TX Turnpike Sys Rev Ref, Ser B	5.00%	08/15/37	282,720
				6,009,868
	Utah – 1.8%
1,000,000	Med Sch Campus Pub Infrastructure Dist UT, Ser A (a)	5.25%	02/01/40	976,240
475,000	UT St Chrt Sch Fin Auth Chrt Sch Rev Mountain West Montessori Academy Proj, Ser A (a)	5.00%	06/15/39	499,472
675,000	UT St Chrt Sch Fin Auth Chrt Sch Rev Wallace Stegner Academy Proj, Ser A (a)	5.00%	06/15/39	697,606
				2,173,318
	Virginia – 0.7%
500,000	Norfolk VA Redev & Hsg Auth Rev Ft Norfolk Retmnt Cmnty Harbors Edge Proj, Ser A (b)	5.00%	01/01/34	527,020
300,000	Norfolk VA Redev & Hsg Auth Rev Ft Norfolk Retmnt Cmnty Harbors Edge Proj, Ser A (b)	4.38%	01/01/39	300,624
				827,644
	Washington – 1.7%
600,000	Kalispel Tribe of Indians Priority Dist WA Rev, Ser A (a)	5.00%	01/01/32	672,684
230,000	WA St Healthcare Facs Auth Ref Fred Hutchinson Cancer Research Ctr	5.00%	01/01/26	274,059
1,000,000	WA St Hgr Edu Facs Auth Seattle Univ Proj Rev	4.00%	05/01/45	1,080,930
				2,027,673
	Wisconsin – 2.4%
470,000	Pub Fin Auth WI Chrt Sch Rev Eno River Academy Proj, Ser A (a)	4.00%	06/15/30	487,089
810,000	Pub Fin Auth WI Chrt Sch Rev Eno River Academy Proj, Ser A (a)	5.00%	06/15/40	870,750
500,000	Pub Fin Auth WI Chrt Sch Rev Founders Of Academy Las Vegas Proj, Ser A (a)	4.00%	07/01/30	503,265
500,000	Pub Fin Auth WI Chrt Sch Rev Ltd American Prep Academy Las Vegas Proj, Ser A (a)	4.20%	07/15/27	509,780
250,000	Pub Fin Auth WI Chrt Sch Rev Ltd American Prep Academy Las Vegas Proj, Ser A (a)	5.13%	07/15/37	261,733
160,000	Pub Fin Auth WI Eductnl Rev Piedmont Cmnty Chrt Sch	5.00%	06/15/27	189,310
				2,821,927

Total Investments – 97.7%	116,480,557
(Cost $113,179,490) (e)
Net Other Assets and Liabilities – 2.3%	2,684,278
Net Assets – 100.0%	$119,164,835

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
October 31, 2020 (Unaudited)
Futures Contracts:
Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
U.S. Treasury Long Bonds	Short	8	Dec 2020	$ (1,379,750)	$16,719
U.S. Treasury Ultra 10-Year Notes	Short	33	Dec 2020	(5,190,281)	64,109
Total Futures Contracts				$(6,570,031)	$80,828

(a)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At October 31, 2020, securities noted as such amounted to $32,970,655 or 27.7% of net assets.
(b)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(c)	Zero coupon bond.
(d)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. See Restricted Securities table.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of October 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $4,494,124 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,112,229. The net unrealized appreciation was $3,381,895. The amounts presented are inclusive of derivative contracts.

AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAM	Build America Mutual
BANS	Bond Anticipation Notes
CABS	Capital Appreciation Bonds
NATL-RE	National Public Finance Guarantee Corp.

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
October 31, 2020 (Unaudited)
A summary of the inputs used to value the Fund’s investments as of October 31, 2020 is as follows:
	Total Value at 10/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Municipal Bonds*	$ 116,480,557	$ —	$ 116,480,557	$ —
Futures Contracts	80,828	80,828	—	—
Total	$ 116,561,385	$ 80,828	$ 116,480,557	$—

*	See Portfolio of Investments for state breakout.

Restricted Securities
As of October 31, 2020, the Fund held restricted securities as shown in the following table that the Advisor has deemed illiquid.
Security	Acquisition Date	Principal Value	Current Price	Carrying Cost	Value	% of Net Assets
IN St Fin Auth Rev Eductnl Facs Rock Creek Cmnty Academy Proj, Ser A, 5.25%, 07/01/28	08/31/18	$200,000	$107.90	$201,872	$215,798	0.18%
Kyle TX Spl Assmnt Rev 6 Creeks Pid #1, 4.13%, 09/01/29	05/08/19	250,000	108.54	250,000	271,348	0.23
Leander TX Spl Assmnt Rev Crystal Springs Pub Impt Dist Proj Accd Inv, 4.50%, 09/01/28	05/04/18	445,000	100.22	441,340	445,988	0.37
				$893,212	$933,134	0.78%